Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of US Federal Statutory Income Taxes

The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2013 $	2012 $

Income tax recovery at statutory rate	(48,399)	(21,217)

Valuation allowance change	48,399	21,217

Provision for income taxes	–	–

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	2013 $	2012 $

Net operating losses carried forward	133,484	85,085

Valuation allowance	(133,484)	(85,085)

Net deferred income tax asset	–	–